AS FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION ON

OCTOBER 7, 2011

SECURITIES ACT FILE NO. 333-170630

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

COLUMBIA ACORN TRUST

(Exact Name of Registrant as Specified in Charter)

227 West Monroe Street, Suite 3000

Chicago, Illinois 60606

(Address of Principal Executive Offices) (Zip Code)

312.634.9200

(Registrant’s Area Code and Telephone Number)

Charles P. McQuaid Columbia Acorn Trust 227 West Monroe Street, Suite 3000 Chicago, Illinois 60606	Scott R. Plummer, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110	Mary C. Moynihan Perkins Coie LLP 700 13th Street, N.W., Suite 600 Washington, D.C. 20005
(Name and Address of Agent for Service)

With a copy to:

Brian D. McCabe, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

There have been no changes to the proxy statement/prospectus or statement of additional information as filed by the Registrant pursuant to Rule 497(b) (File No. 333-170630) with the Commission on March 14, 2011 (Accession No. 0001193125-11-065197).

COLUMBIA ACORN TRUST

PART C

OTHER INFORMATION

PART C. OTHER INFORMATION

Item 15. Indemnification

Article VIII of the Agreement and Declaration of Trust of the Registrant (exhibit a.1) provides in effect that Registrant shall provide certain indemnification of its trustees and officers. In accordance with Section 17(h) of the Investment Company Act of 1940, as amended, that provision shall not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant has entered into Indemnification Agreements with each of the independent trustees and its chief compliance officer (“CCO”) which provide that the Registrant shall indemnify and advance expenses to the independent trustees and CCO as provided in the Indemnification Agreements and otherwise to the fullest extent permitted by applicable law. The Registrant will indemnify the independent trustees and the CCO for and against any and all judgments, penalties, fines and amounts paid in settlement, and all expenses actually and reasonably incurred by the independent trustees and/or the CCO in connection with a proceeding to which he or she is a party to by reason of his or her position as an independent trustee or CCO. The Registrant will not indemnify the independent trustees or the CCO for monetary settlements or judgments relating to insider trading, disgorgements of profits pursuant to Section 16(b) of the Securities Exchange Act of 1934, or any liability to the Registrant or its shareholders with respect to a final adjudication that an action or omission by an independent trustee or the CCO (i) was committed in bad faith, was the result of active or deliberate dishonesty, involved actual receipt by the trustee of an improper benefit in money, property or services, or in the case of a criminal proceeding, involved reasonable cause for the trustee or the CCO to believe that the act or omission was unlawful, or (ii) involved the trustee’s or CCO’s engagement in willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

The Registrant, its trustees and officers, its investment adviser and persons affiliated with them are insured under policies of insurance maintained by the Registrant and its investment adviser, within the limits and subject to the limitations of the policies, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such trustees or officers. The policies expressly exclude coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Item 16. Exhibits

Note: As used herein, the term “Post-effective Amendment” refers to a post-effective amendment to the registration statement of Registrant or its predecessor, The Acorn Fund, Inc., under the Securities Act of 1933 on form S-5, N-1 or N-1A, no. 2-34223.

(1)	(a) Agreement and Declaration of Trust. (1)

(1)	(b) Amendment No. 1 to Agreement and Declaration of Trust. (3)

(1)	(c) Amendment No. 2 to Agreement and Declaration of Trust. (4)

(2)	By-Laws dated September 28, 2004, as amended through December 17, 2009. (9)

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization is filed electronically herewith.

(5)	Not applicable.

(6)	(a) Organizational Expenses Agreement between Acorn Investment Trust (now known as Columbia Acorn Trust) and Wanger Asset Management, L.P. (now known as Columbia Wanger Asset Management, LLC), dated September 3, 1996. (2)

(6)	(b) Investment Advisory Agreement between Columbia Acorn Trust and Columbia Wanger Asset Management, LLC dated May 27, 2010, Schedules A and B last amended June 8, 2011. (10)

(6)	(c) Administrative Services Agreement between Columbia Acorn Trust and Columbia Wanger Asset Management, LLC dated May 1, 2010, Schedule A last amended June 8, 2011. (10)

(7)	(a) Distribution Agreement between Columbia Acorn Trust and Columbia Management Investment Distributors, Inc. dated May 1, 2010, Schedules I and II last amended June 8, 2011. (10)

(7)	(b) Amendment dated April 12, 2011 to the Distribution Agreement between Columbia Acorn Trust and Columbia Management Investment Distributors, Inc. dated May 1, 2010. (10)

(8)	Not Applicable.

(9)	Custody Agreement among JPMorgan Chase Bank, N.A., Columbia Acorn Trust and Wanger Advisors Trust dated December 15, 2010, effective July 22, 2011, with Addendums dated July 14, 2011. (10)

(10)	(a) Plan of Distribution pursuant to Rule 12b-1 last approved by the Board of Trustees June 8, 2011. (10)

(10)	(b) Rule 12b-1 Plan Implementing Agreement last approved by the Board of Trustees March 2, 2011. (10)

(10)	(c) Amended and Restated Plan pursuant to Rule 18f-3(d) effective May 1, 2010, last approved by the Board of Trustees December 15, 2010. (10)

(11)	Opinion and consent of counsel as to the legality of the securities being registered. (8)

(12)	Opinion of counsel regarding certain tax matters is filed electronically herewith.

(13)	(a) Transfer, Dividend Disbursing and Shareholders’ Servicing Agent Agreement between Columbia Acorn Trust and Columbia Management Investment Services Corp. dated May 1, 2010, Schedule A last amended June 8, 2011. (10)

(13)	(b) Side Letter Agreement to the Transfer, Dividend Disbursing and Shareholder’s Servicing Agent Agreement between Columbia Acorn Trust and Columbia Management Investment Services Corp. dated May 1, 2010 (9).

(13)	(c) Compliance Agreement between Columbia Acorn Trust and Ameriprise Financial, Inc. dated May 1, 2010. (7)

(13)	(d) Fee Waiver Agreement between Columbia Acorn Trust and Columbia Management Investment Services Corp. (relating to Columbia Acorn International) dated August 12, 2011 is filed electronically herewith.

(13)	(e) Participation Agreement among Merrill Lynch Life Insurance Company, Columbia Acorn Trust and Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) dated March 4, 2005. (5)

(13)	(f) Amendment No. 1 to Participation Agreement among Merrill Lynch Life Insurance Company, Columbia Acorn Trust and Columbia Management Distributors, Inc. (formerly Columbia Funds Distributor, Inc.) dated March 30, 2007. (6)

(13)	(g) Participation Agreement among ML Life Insurance Company of New York, Columbia Acorn Trust and Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) dated March 4, 2005. (5)

(13)	(h) Amendment No. 1 to Participation Agreement among ML Life Insurance Company of New York, Columbia Acorn Trust and Columbia Management Distributors, Inc. (formerly Columbia Funds Distributor, Inc.) dated March 30, 2007. (6)

(14)	(a) Consent of Independent Registered Public Accounting Firm (Ernst & Young LLP). (8)

(14)	(b) Consent of Independent Registered Public Accounting Firm (PricewaterhouseCoopers LLP). (8)

(15)	Not applicable.

(16)	Not applicable.

(17)	(a) Code of Ethics for Columbia Wanger Asset Management, LLC, Columbia Acorn Trust and Wanger Advisors Trust effective February 27, 2011. (9)

(17)	(b) Code of Ethics for Non-Management Trustees as amended September 22, 2010. (7)

(17)	(c) Code of Ethics for Columbia Management Investment Distributors, Inc., the principal underwriter of the Funds, effective May 1, 2010. (9)

1.	Incorporated by reference to post-effective amendment No. 53 to the Registrant’s registration statement on form N-1A, Securities Act registration number 2-34223 (the “Registration Statement”), filed on April 30, 1996.
2.	Incorporated by reference to Registrant’s post-effective amendment No. 61 to the Registration Statement filed on April 30, 1998.
3.	Incorporated by reference to Registrant’s post-effective amendment No. 70 to the Registration Statement filed on May 1, 2001.
4.	Incorporated by reference to Registrant’s post-effective amendment No. 77 to the Registration Statement filed on March 1, 2005.
5.	Incorporated by reference to Registrant’s post-effective amendment No. 79 to the Registration Statement filed on April 28, 2006.
6.	Incorporated by reference to Registrant’s post-effective amendment No. 80 to the Registration Statement filed on April 30, 2007.
7.	Incorporated by reference to Registrant’s post-effective amendment No. 87 to the Registration Statement filed on September 27, 2010.
8.	Incorporated by reference to Registrant’s registration statement on Form N-14, Securities Act registration number 333-170630, filed on November 16, 2010.
9.	Incorporated by reference to Registrant’s post-effective amendment No. 88 to the Registration Statement filed on April 29, 2011.
10.	Incorporated by reference to Registrant’s post-effective amendment No. 91 to the Registration Statement filed on August 17, 2011.

Item 17. Undertakings

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement on Form N-14 by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The Registrant hereby files the opinion of counsel supporting the tax consequences of the proposed reorganization required by Item 16(12) through this amendment to the registration statement on Form N-14, the closing of the transaction having occurred on August 15, 2011.

SIGNATURES

As required by the Securities Act of 1933, the Registrant, Columbia Acorn Trust, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and the State of Illinois on the 7th day of October 2011.

COLUMBIA ACORN TRUST

By:	/s/ CHARLES P. MCQUAID
Name:	Charles P. McQuaid
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/S/ LAURA M. BORN Laura M. Born	Trustee and Chair	October 7, 2011

/S/ MICHELLE L. COLLINS Michelle L. Collins	Trustee	October 7, 2011

/S/ MAUREEN M. CULHANE Maureen M. Culhane	Trustee	October 7, 2011

/S/ MARGARET M. EISEN Margaret M. Eisen	Trustee	October 7, 2011

/S/ JOHN C. HEATON John C. Heaton	Trustee	October 7, 2011

/S/ STEVEN N. KAPLAN Steven N. Kaplan	Trustee	October 7, 2011

/S/ ALLAN B. MUCHIN Allan B. Muchin	Trustee	October 7, 2011

/S/ DAVID J. RUDIS David J. Rudis	Trustee	October 7, 2011

/S/ DAVID B. SMALL David B. Small	Trustee	October 7, 2011

/S/ CHARLES P. MCQUAID Charles P. McQuaid	Trustee and President (principal executive officer)	October 7, 2011

/S/ BRUCE H. LAUER Bruce H. Lauer	Treasurer (principal financial and accounting officer)	October 7, 2011

Exhibit Index

Exhibit No.	Description

(4)	Agreement and Plan of Reorganization

(12)	Opinion of counsel regarding certain tax matters

(13)(d)	Fee Waiver Agreement between Columbia Acorn Trust and Columbia Management Investment Services Corp. (relating to Columbia Acorn International) dated August 12, 2011.